Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Remuneration of Key Management Personnel

Remuneration of key management personnel of the Company was as follows:

Year Ended December 31,	2023	2022	2021
Professional fees (1)	$187,913	$307,534	$91,249
Salaries (1)	840,650	833,717	144,231
Share based compensation (2)	1,429,568	3,092,012	6,016,173
	$2,458,131	$4,233,263	$6,251,653

(1)	Represents the professional fees and salaries paid to officers and directors.

(2)	Represents the share based compensation for officers and directors.